SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
Additional capitalization	$ 1,338,987	$ 1,427,486	$ 1,999,817
Additional capitalization	2,916,102	566,244	245,202
Additional capitalization	(650,609)	(654,743)	(817,533)
Additional capitalization	$ 3,604,480	$ 1,338,987	$ 1,427,486